Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-3
Entity Registrant Name	TALPHERA, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-2193603
Entity Address, Address Line One	1850 Gateway Drive, Suite 175
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	216-3500
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001427925
Amendment Flag	false